Certificate Liabilities - Schedule of Breakdown of Certificate Type (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	142,730,385	96,781,136
Dollars	$ 4,507,440	$ 5,149,480	$ 2,948,821
Bitcoin Tracker One [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	2,249,885	2,713,492
Dollars	$ 885,201	$ 1,200,872
Bitcoin Tracker Euro [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	225,032	332,913
Dollars	$ 883,371	$ 1,474,552
Ether Tracker One [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	10,353,931	12,287,008
Dollars	$ 265,659	$ 370,577
Ether Tracker Euro [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,677,905	2,119,967
Dollars	$ 430,776	$ 649,535
CoinShares Bitcoin ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	14,488,307	8,555,086
Dollars	$ 1,222,197	$ 773,007
CoinShares Ethereum Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,251,673	2,803,190
Dollars	$ 291,152	$ 278,318
CoinShares Litecoin ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	698,920	607,000
Dollars	$ 9,992	$ 11,839
CoinShares XRP ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,298,284	1,831,780
Dollars	$ 226,083	$ 144,312
CoinShares Polkadot Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	2,775,000	1,698,100
Dollars	$ 6,010	$ 12,997
CoinShares Tezos Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,760,900	839,000
Dollars	$ 10,909	$ 5,878
CoinShares Solana Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	13,560,223	6,181,100
Dollars	$ 189,058	$ 127,568
CoinShares Chainlink ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	13,483,400	8,021,000
Dollars	$ 15,577	$ 15,433
CoinShares Uniswap ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	8,387,500	6,190,000
Dollars	$ 4,483	$ 7,873
CoinShares Cardano Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	47,690,625	34,472,500
Dollars	$ 17,354	$ 31,182
CoinShares Cosmos Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,630,500	694,500
Dollars	$ 1,864	$ 2,433
CoinShares Polygon Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	3,101,500	1,443,500
Dollars	$ 3,497	$ 7,131
CoinShares Algorand Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	7,794,700	5,026,000
Dollars	$ 9,225	$ 17,703
CoinShares SEI Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,985,000
Dollars	$ 2,227
CoinShares TON Staking ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	110,000
Dollars	$ 91
CoinShares Physical Top 10 Crypto Market [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	332,600	114,000
Dollars	$ 10,037	$ 3,786
CoinShares Physical Smart Contract Platform [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	119,000	121,000
Dollars	$ 2,412	$ 3,343
CoinShares Finanzen.net Top 10 Crypto ETP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	1,394,500	730,000
Dollars	$ 18,986	$ 11,141
CoinShares XBTP Physical Litecoin [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	20,000
Dollars	$ 108
CoinShares XBTP Physical XRP [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	63,000
Dollars	$ 232
CoinShares XBTP Physical Chainlink [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	30,000
Dollars	$ 129
CoinShares XBTP Physical Uniswap [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	5,000
Dollars	$ 29
CoinShares XBTP Physical Staked Cardano [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	23,000
Dollars	$ 56
CoinShares XBTP Physical Staked Polkadot [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	60,000
Dollars	$ 112
CoinShares XBTP Physical Staked Solana [Member]
Schedule of Breakdown of Certificate Type [Line Items]
Number of certificates (in Shares)	160,000
Dollars	$ 613